Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS V
Entity Central Index Key	0000809821
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000006368 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Wealth Builder Fund(formerly, Delaware Wealth Builder Fund)
Class Name	Class A
Trading Symbol	DDIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$52	1.05%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.04% if tax expenses were not included.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[1],[2]
Net Assets	$ 818,464,309
Holdings Count | Holding	758
Advisory Fees Paid, Amount	$ 2,442,581
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$818,464,309
Total number of portfolio holdings	758
Total advisory fees paid	$2,442,581
Portfolio turnover rate	57%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.97%
Corporate Bonds	15.15%
Exchange-Traded Funds	9.45%
Agency Mortgage-Backed Securities	9.00%
US Treasury Obligations	3.54%
Non-Agency Commercial Mortgage-Backed Securities	1.95%
Short-Term Investments	1.89%
Collateralized Loan Obligations	1.42%
Limited Liability Corporation	1.31%
Non-Agency Asset-Backed Securities	1.06%
Top 10 equity holdings
NVIDIA	2.93%
Apple	2.68%
Microsoft	2.51%
Exxon Mobil	1.16%
Meta Platforms Class A	0.98%
Cisco Systems	0.97%
Alphabet Class A	0.96%
Broadcom	0.96%
Merck & Co.	0.78%
AbbVie	0.72%

Largest Holdings [Text Block]	Top 10 equity holdings
NVIDIA	2.93%
Apple	2.68%
Microsoft	2.51%
Exxon Mobil	1.16%
Meta Platforms Class A	0.98%
Cisco Systems	0.97%
Alphabet Class A	0.96%
Broadcom	0.96%
Merck & Co.	0.78%
AbbVie	0.72%

C000006370 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Wealth Builder Fund(formerly, Delaware Wealth Builder Fund)
Class Name	Class C
Trading Symbol	DDICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$88	1.80%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.79% if tax expenses were not included.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.80%	[3],[4]
Net Assets	$ 818,464,309
Holdings Count | Holding	758
Advisory Fees Paid, Amount	$ 2,442,581
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$818,464,309
Total number of portfolio holdings	758
Total advisory fees paid	$2,442,581
Portfolio turnover rate	57%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.97%
Corporate Bonds	15.15%
Exchange-Traded Funds	9.45%
Agency Mortgage-Backed Securities	9.00%
US Treasury Obligations	3.54%
Non-Agency Commercial Mortgage-Backed Securities	1.95%
Short-Term Investments	1.89%
Collateralized Loan Obligations	1.42%
Limited Liability Corporation	1.31%
Non-Agency Asset-Backed Securities	1.06%
Top 10 equity holdings
NVIDIA	2.93%
Apple	2.68%
Microsoft	2.51%
Exxon Mobil	1.16%
Meta Platforms Class A	0.98%
Cisco Systems	0.97%
Alphabet Class A	0.96%
Broadcom	0.96%
Merck & Co.	0.78%
AbbVie	0.72%

Largest Holdings [Text Block]	Top 10 equity holdings
NVIDIA	2.93%
Apple	2.68%
Microsoft	2.51%
Exxon Mobil	1.16%
Meta Platforms Class A	0.98%
Cisco Systems	0.97%
Alphabet Class A	0.96%
Broadcom	0.96%
Merck & Co.	0.78%
AbbVie	0.72%

C000006371 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Wealth Builder Fund(formerly, Delaware Wealth Builder Fund)
Class Name	Class R
Trading Symbol	DDDRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class R	$64	1.30%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.29% if tax expenses were not included.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%	[5],[6]
Net Assets	$ 818,464,309
Holdings Count | Holding	758
Advisory Fees Paid, Amount	$ 2,442,581
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$818,464,309
Total number of portfolio holdings	758
Total advisory fees paid	$2,442,581
Portfolio turnover rate	57%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.97%
Corporate Bonds	15.15%
Exchange-Traded Funds	9.45%
Agency Mortgage-Backed Securities	9.00%
US Treasury Obligations	3.54%
Non-Agency Commercial Mortgage-Backed Securities	1.95%
Short-Term Investments	1.89%
Collateralized Loan Obligations	1.42%
Limited Liability Corporation	1.31%
Non-Agency Asset-Backed Securities	1.06%
Top 10 equity holdings
NVIDIA	2.93%
Apple	2.68%
Microsoft	2.51%
Exxon Mobil	1.16%
Meta Platforms Class A	0.98%
Cisco Systems	0.97%
Alphabet Class A	0.96%
Broadcom	0.96%
Merck & Co.	0.78%
AbbVie	0.72%

Largest Holdings [Text Block]	Top 10 equity holdings
NVIDIA	2.93%
Apple	2.68%
Microsoft	2.51%
Exxon Mobil	1.16%
Meta Platforms Class A	0.98%
Cisco Systems	0.97%
Alphabet Class A	0.96%
Broadcom	0.96%
Merck & Co.	0.78%
AbbVie	0.72%

C000006372 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Wealth Builder Fund(formerly, Delaware Wealth Builder Fund)
Class Name	Institutional Class
Trading Symbol	DDIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$39	0.80%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.79% if tax expenses were not included.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[7],[8]
Net Assets	$ 818,464,309
Holdings Count | Holding	758
Advisory Fees Paid, Amount	$ 2,442,581
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$818,464,309
Total number of portfolio holdings	758
Total advisory fees paid	$2,442,581
Portfolio turnover rate	57%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.97%
Corporate Bonds	15.15%
Exchange-Traded Funds	9.45%
Agency Mortgage-Backed Securities	9.00%
US Treasury Obligations	3.54%
Non-Agency Commercial Mortgage-Backed Securities	1.95%
Short-Term Investments	1.89%
Collateralized Loan Obligations	1.42%
Limited Liability Corporation	1.31%
Non-Agency Asset-Backed Securities	1.06%
Top 10 equity holdings
NVIDIA	2.93%
Apple	2.68%
Microsoft	2.51%
Exxon Mobil	1.16%
Meta Platforms Class A	0.98%
Cisco Systems	0.97%
Alphabet Class A	0.96%
Broadcom	0.96%
Merck & Co.	0.78%
AbbVie	0.72%

Largest Holdings [Text Block]	Top 10 equity holdings
NVIDIA	2.93%
Apple	2.68%
Microsoft	2.51%
Exxon Mobil	1.16%
Meta Platforms Class A	0.98%
Cisco Systems	0.97%
Alphabet Class A	0.96%
Broadcom	0.96%
Merck & Co.	0.78%
AbbVie	0.72%

C000240402 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Wealth Builder Fund(formerly, Delaware Wealth Builder Fund)
Class Name	Class R6
Trading Symbol	DDERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class R6	$36	0.74%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.73% if tax expenses were not included.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[9],[10]
Net Assets	$ 818,464,309
Holdings Count | Holding	758
Advisory Fees Paid, Amount	$ 2,442,581
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$818,464,309
Total number of portfolio holdings	758
Total advisory fees paid	$2,442,581
Portfolio turnover rate	57%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.97%
Corporate Bonds	15.15%
Exchange-Traded Funds	9.45%
Agency Mortgage-Backed Securities	9.00%
US Treasury Obligations	3.54%
Non-Agency Commercial Mortgage-Backed Securities	1.95%
Short-Term Investments	1.89%
Collateralized Loan Obligations	1.42%
Limited Liability Corporation	1.31%
Non-Agency Asset-Backed Securities	1.06%
Top 10 equity holdings
NVIDIA	2.93%
Apple	2.68%
Microsoft	2.51%
Exxon Mobil	1.16%
Meta Platforms Class A	0.98%
Cisco Systems	0.97%
Alphabet Class A	0.96%
Broadcom	0.96%
Merck & Co.	0.78%
AbbVie	0.72%

Largest Holdings [Text Block]	Top 10 equity holdings
NVIDIA	2.93%
Apple	2.68%
Microsoft	2.51%
Exxon Mobil	1.16%
Meta Platforms Class A	0.98%
Cisco Systems	0.97%
Alphabet Class A	0.96%
Broadcom	0.96%
Merck & Co.	0.78%
AbbVie	0.72%

C000006373 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Core Fund(formerly, Delaware Small Cap Core Fund)
Class Name	Class A
Trading Symbol	DCCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$48	1.04%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.04%	[11]
Net Assets	$ 6,921,756,725
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 22,696,897
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$6,921,756,725
Total number of portfolio holdings	127
Total advisory fees paid	$22,696,897
Portfolio turnover rate	12%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	19.84%
Healthcare	16.28%
Technology	13.22%
Capital Goods	12.90%
Real Estate Investment Trusts	6.69%
Basic Materials	5.68%
Business Services	4.82%
Consumer Discretionary	4.72%
Energy	3.86%
Consumer Staples	2.65%

Top 10 equity holdings
Federal Signal	1.72%
ExlService Holdings	1.49%
Q2 Holdings	1.49%
Old National Bancorp	1.45%
Construction Partners Class A	1.44%
Casella Waste Systems Class A	1.44%
SouthState	1.43%
Applied Industrial Technologies	1.43%
Prestige Consumer Healthcare	1.41%
Insmed	1.39%

Largest Holdings [Text Block]
Top 10 equity holdings
Federal Signal	1.72%
ExlService Holdings	1.49%
Q2 Holdings	1.49%
Old National Bancorp	1.45%
Construction Partners Class A	1.44%
Casella Waste Systems Class A	1.44%
SouthState	1.43%
Applied Industrial Technologies	1.43%
Prestige Consumer Healthcare	1.41%
Insmed	1.39%

C000006374 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Core Fund(formerly, Delaware Small Cap Core Fund)
Class Name	Class C
Trading Symbol	DCCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$82	1.79%
^	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.79%	[12]
Net Assets	$ 6,921,756,725
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 22,696,897
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$6,921,756,725
Total number of portfolio holdings	127
Total advisory fees paid	$22,696,897
Portfolio turnover rate	12%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	19.84%
Healthcare	16.28%
Technology	13.22%
Capital Goods	12.90%
Real Estate Investment Trusts	6.69%
Basic Materials	5.68%
Business Services	4.82%
Consumer Discretionary	4.72%
Energy	3.86%
Consumer Staples	2.65%

Top 10 equity holdings
Federal Signal	1.72%
ExlService Holdings	1.49%
Q2 Holdings	1.49%
Old National Bancorp	1.45%
Construction Partners Class A	1.44%
Casella Waste Systems Class A	1.44%
SouthState	1.43%
Applied Industrial Technologies	1.43%
Prestige Consumer Healthcare	1.41%
Insmed	1.39%

Largest Holdings [Text Block]
Top 10 equity holdings
Federal Signal	1.72%
ExlService Holdings	1.49%
Q2 Holdings	1.49%
Old National Bancorp	1.45%
Construction Partners Class A	1.44%
Casella Waste Systems Class A	1.44%
SouthState	1.43%
Applied Industrial Technologies	1.43%
Prestige Consumer Healthcare	1.41%
Insmed	1.39%

C000006375 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Core Fund(formerly, Delaware Small Cap Core Fund)
Class Name	Class R
Trading Symbol	DCCRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$59	1.29%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.29%	[13]
Net Assets	$ 6,921,756,725
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 22,696,897
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$6,921,756,725
Total number of portfolio holdings	127
Total advisory fees paid	$22,696,897
Portfolio turnover rate	12%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	19.84%
Healthcare	16.28%
Technology	13.22%
Capital Goods	12.90%
Real Estate Investment Trusts	6.69%
Basic Materials	5.68%
Business Services	4.82%
Consumer Discretionary	4.72%
Energy	3.86%
Consumer Staples	2.65%

Top 10 equity holdings
Federal Signal	1.72%
ExlService Holdings	1.49%
Q2 Holdings	1.49%
Old National Bancorp	1.45%
Construction Partners Class A	1.44%
Casella Waste Systems Class A	1.44%
SouthState	1.43%
Applied Industrial Technologies	1.43%
Prestige Consumer Healthcare	1.41%
Insmed	1.39%

Largest Holdings [Text Block]
Top 10 equity holdings
Federal Signal	1.72%
ExlService Holdings	1.49%
Q2 Holdings	1.49%
Old National Bancorp	1.45%
Construction Partners Class A	1.44%
Casella Waste Systems Class A	1.44%
SouthState	1.43%
Applied Industrial Technologies	1.43%
Prestige Consumer Healthcare	1.41%
Insmed	1.39%

C000006376 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Core Fund(formerly, Delaware Small Cap Core Fund)
Class Name	Institutional Class
Trading Symbol	DCCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$36	0.79%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.79%	[14]
Net Assets	$ 6,921,756,725
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 22,696,897
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$6,921,756,725
Total number of portfolio holdings	127
Total advisory fees paid	$22,696,897
Portfolio turnover rate	12%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	19.84%
Healthcare	16.28%
Technology	13.22%
Capital Goods	12.90%
Real Estate Investment Trusts	6.69%
Basic Materials	5.68%
Business Services	4.82%
Consumer Discretionary	4.72%
Energy	3.86%
Consumer Staples	2.65%

Top 10 equity holdings
Federal Signal	1.72%
ExlService Holdings	1.49%
Q2 Holdings	1.49%
Old National Bancorp	1.45%
Construction Partners Class A	1.44%
Casella Waste Systems Class A	1.44%
SouthState	1.43%
Applied Industrial Technologies	1.43%
Prestige Consumer Healthcare	1.41%
Insmed	1.39%

Largest Holdings [Text Block]
Top 10 equity holdings
Federal Signal	1.72%
ExlService Holdings	1.49%
Q2 Holdings	1.49%
Old National Bancorp	1.45%
Construction Partners Class A	1.44%
Casella Waste Systems Class A	1.44%
SouthState	1.43%
Applied Industrial Technologies	1.43%
Prestige Consumer Healthcare	1.41%
Insmed	1.39%

C000171461 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Core Fund(formerly, Delaware Small Cap Core Fund)
Class Name	Class R6
Trading Symbol	DCZRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$31	0.68%
^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.68%	[15]
Net Assets	$ 6,921,756,725
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 22,696,897
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$6,921,756,725
Total number of portfolio holdings	127
Total advisory fees paid	$22,696,897
Portfolio turnover rate	12%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	19.84%
Healthcare	16.28%
Technology	13.22%
Capital Goods	12.90%
Real Estate Investment Trusts	6.69%
Basic Materials	5.68%
Business Services	4.82%
Consumer Discretionary	4.72%
Energy	3.86%
Consumer Staples	2.65%

Top 10 equity holdings
Federal Signal	1.72%
ExlService Holdings	1.49%
Q2 Holdings	1.49%
Old National Bancorp	1.45%
Construction Partners Class A	1.44%
Casella Waste Systems Class A	1.44%
SouthState	1.43%
Applied Industrial Technologies	1.43%
Prestige Consumer Healthcare	1.41%
Insmed	1.39%

Largest Holdings [Text Block]
Top 10 equity holdings
Federal Signal	1.72%
ExlService Holdings	1.49%
Q2 Holdings	1.49%
Old National Bancorp	1.45%
Construction Partners Class A	1.44%
Casella Waste Systems Class A	1.44%
SouthState	1.43%
Applied Industrial Technologies	1.43%
Prestige Consumer Healthcare	1.41%
Insmed	1.39%

C000006377 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Value Fund(formerly, Delaware Small Cap Value Fund)
Class Name	Class A
Trading Symbol	DEVLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$52	1.10%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.10%	[16]
Net Assets	$ 3,979,435,641
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 13,610,405
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$3,979,435,641
Total number of portfolio holdings	107
Total advisory fees paid	$13,610,405
Portfolio turnover rate	12%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financial Services	29.57%
Industrials	17.14%
Consumer Discretionary	9.44%
Real Estate Investment Trusts	8.95%
Technology	7.83%
Energy	6.13%
Materials	5.92%
Utilities	5.37%
Healthcare	3.45%
Consumer Staples	2.14%
Transportation	2.09%

Top 10 equity holdings
Axis Capital Holdings	2.11%
Hancock Whitney	1.91%
Webster Financial	1.79%
MasTec	1.78%
FNB	1.68%
ITT	1.67%
Synovus Financial	1.64%
Old National Bancorp	1.59%
Agree Realty	1.55%
TTM Technologies	1.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Axis Capital Holdings	2.11%
Hancock Whitney	1.91%
Webster Financial	1.79%
MasTec	1.78%
FNB	1.68%
ITT	1.67%
Synovus Financial	1.64%
Old National Bancorp	1.59%
Agree Realty	1.55%
TTM Technologies	1.52%

C000006379 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Value Fund(formerly, Delaware Small Cap Value Fund)
Class Name	Class C
Trading Symbol	DEVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$87	1.85%
^	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.85%	[17]
Net Assets	$ 3,979,435,641
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 13,610,405
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$3,979,435,641
Total number of portfolio holdings	107
Total advisory fees paid	$13,610,405
Portfolio turnover rate	12%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financial Services	29.57%
Industrials	17.14%
Consumer Discretionary	9.44%
Real Estate Investment Trusts	8.95%
Technology	7.83%
Energy	6.13%
Materials	5.92%
Utilities	5.37%
Healthcare	3.45%
Consumer Staples	2.14%
Transportation	2.09%

Top 10 equity holdings
Axis Capital Holdings	2.11%
Hancock Whitney	1.91%
Webster Financial	1.79%
MasTec	1.78%
FNB	1.68%
ITT	1.67%
Synovus Financial	1.64%
Old National Bancorp	1.59%
Agree Realty	1.55%
TTM Technologies	1.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Axis Capital Holdings	2.11%
Hancock Whitney	1.91%
Webster Financial	1.79%
MasTec	1.78%
FNB	1.68%
ITT	1.67%
Synovus Financial	1.64%
Old National Bancorp	1.59%
Agree Realty	1.55%
TTM Technologies	1.52%

C000006380 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Value Fund(formerly, Delaware Small Cap Value Fund)
Class Name	Class R
Trading Symbol	DVLRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$63	1.35%
^	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.35%	[18]
Net Assets	$ 3,979,435,641
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 13,610,405
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$3,979,435,641
Total number of portfolio holdings	107
Total advisory fees paid	$13,610,405
Portfolio turnover rate	12%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financial Services	29.57%
Industrials	17.14%
Consumer Discretionary	9.44%
Real Estate Investment Trusts	8.95%
Technology	7.83%
Energy	6.13%
Materials	5.92%
Utilities	5.37%
Healthcare	3.45%
Consumer Staples	2.14%
Transportation	2.09%

Top 10 equity holdings
Axis Capital Holdings	2.11%
Hancock Whitney	1.91%
Webster Financial	1.79%
MasTec	1.78%
FNB	1.68%
ITT	1.67%
Synovus Financial	1.64%
Old National Bancorp	1.59%
Agree Realty	1.55%
TTM Technologies	1.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Axis Capital Holdings	2.11%
Hancock Whitney	1.91%
Webster Financial	1.79%
MasTec	1.78%
FNB	1.68%
ITT	1.67%
Synovus Financial	1.64%
Old National Bancorp	1.59%
Agree Realty	1.55%
TTM Technologies	1.52%

C000006381 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Value Fund(formerly, Delaware Small Cap Value Fund)
Class Name	Institutional Class
Trading Symbol	DEVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$40	0.85%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%	[19]
Net Assets	$ 3,979,435,641
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 13,610,405
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$3,979,435,641
Total number of portfolio holdings	107
Total advisory fees paid	$13,610,405
Portfolio turnover rate	12%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financial Services	29.57%
Industrials	17.14%
Consumer Discretionary	9.44%
Real Estate Investment Trusts	8.95%
Technology	7.83%
Energy	6.13%
Materials	5.92%
Utilities	5.37%
Healthcare	3.45%
Consumer Staples	2.14%
Transportation	2.09%

Top 10 equity holdings
Axis Capital Holdings	2.11%
Hancock Whitney	1.91%
Webster Financial	1.79%
MasTec	1.78%
FNB	1.68%
ITT	1.67%
Synovus Financial	1.64%
Old National Bancorp	1.59%
Agree Realty	1.55%
TTM Technologies	1.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Axis Capital Holdings	2.11%
Hancock Whitney	1.91%
Webster Financial	1.79%
MasTec	1.78%
FNB	1.68%
ITT	1.67%
Synovus Financial	1.64%
Old National Bancorp	1.59%
Agree Realty	1.55%
TTM Technologies	1.52%

C000171462 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Value Fund(formerly, Delaware Small Cap Value Fund)
Class Name	Class R6
Trading Symbol	DVZRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$33	0.71%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.71%	[20]
Net Assets	$ 3,979,435,641
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 13,610,405
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$3,979,435,641
Total number of portfolio holdings	107
Total advisory fees paid	$13,610,405
Portfolio turnover rate	12%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financial Services	29.57%
Industrials	17.14%
Consumer Discretionary	9.44%
Real Estate Investment Trusts	8.95%
Technology	7.83%
Energy	6.13%
Materials	5.92%
Utilities	5.37%
Healthcare	3.45%
Consumer Staples	2.14%
Transportation	2.09%

Top 10 equity holdings
Axis Capital Holdings	2.11%
Hancock Whitney	1.91%
Webster Financial	1.79%
MasTec	1.78%
FNB	1.68%
ITT	1.67%
Synovus Financial	1.64%
Old National Bancorp	1.59%
Agree Realty	1.55%
TTM Technologies	1.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Axis Capital Holdings	2.11%
Hancock Whitney	1.91%
Webster Financial	1.79%
MasTec	1.78%
FNB	1.68%
ITT	1.67%
Synovus Financial	1.64%
Old National Bancorp	1.59%
Agree Realty	1.55%
TTM Technologies	1.52%

[1]	Annualized.
[2]	Costs paid as a percentage of a $10,000 investment would have been 1.04% if tax expenses were not included.
[3]	Annualized.
[4]	Costs paid as a percentage of a $10,000 investment would have been 1.79% if tax expenses were not included.
[5]	Annualized.
[6]	Costs paid as a percentage of a $10,000 investment would have been 1.29% if tax expenses were not included.
[7]	Annualized.
[8]	Costs paid as a percentage of a $10,000 investment would have been 0.79% if tax expenses were not included.
[9]	Annualized.
[10]	Costs paid as a percentage of a $10,000 investment would have been 0.73% if tax expenses were not included.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.